LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Schedule of Maturity Analysis of Undiscounted Defined Benefits) (Details) ₪ in Millions	Dec. 31, 2019 ILS (₪)
Disclosure of defined benefit plans [line items]
Expected maturity	₪ 163
2019 [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	25
2021 [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	22
2022 [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	12
2023 and 2024 [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	20
2025 and thereafter [Member]
Disclosure of defined benefit plans [line items]
Expected maturity	₪ 84